PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

TH4833

THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated August 19, 2021

to the

THORNBURG FUNDS PROSPECTUS (THE “RETAIL PROSPECTUS”)

applicable to Class A, C, C2, D and I shares
dated February 1, 2021, as supplemented May 21, 2021,

to the

THORNBURG INTERNATIONAL GROWTH FUND SUMMARY PROSPECTUS
(THE “RETAIL SUMMARY PROSPECTUS”)

for Class A, C and I shares
dated February 1, 2021, as supplemented,

to the

THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS (THE “RETIREMENT PROSPECTUS”)

applicable to Class R3, R4, R5 and R6 shares
dated February 1, 2021,

and to the

THORNBURG INTERNATIONAL GROWTH FUND SUMMARY PROSPECTUS
(THE “RETIREMENT SUMMARY PROSPECTUS”)

for Class R3, R4, R5 and R6 shares
dated February 1, 2021

CHANGES TO THORNBURG INTERNATIONAL GROWTH FUND

Effective December 31, 2021, Greg Dunn will conclude his service as co-portfolio manager of Thornburg International Growth Fund (the “Fund”) and all references to Mr. Dunn in the Retail and Retirement Prospectuses, and Retail and Retirement Summary Prospectuses will be deleted. Sean Sun will continue to serve as the portfolio manager of the Fund. Accordingly, effective December 31, 2021, the disclosure under the sub-caption “Portfolio Managers” appearing under the caption “Management” on page 85 of the Retail Prospectus, page 42 of the Retirement Prospectus, and page 4 of the Retail and Retirement Summary Prospectuses is hereby deleted and replaced with the following disclosure:

Portfolio Manager:

Sean Sun, CFA, a managing director of Thornburg, has been a portfolio manager of the Fund since 2017.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

TH4834

THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated August 19, 2021

to the

THORNBURG FUNDS STATEMENT OF ADDITIONAL INFORMATION (THE “RETAIL SAI”)

applicable to Class A, C, C2, D and I shares
dated February 1, 2021, as supplemented May 21, 2021,

and to the

THORNBURG FUNDS RETIREMENT PLAN SHARES STATEMENT OF ADDITIONAL INFORMATION
(THE “RETIREMENT SAI”)

applicable to Class R3, R4, R5 and R6 shares
dated February 1, 2021, as supplemented May 21, 2021,

CHANGES TO THORNBURG INTERNATIONAL GROWTH FUND

Effective December 31, 2021, Greg Dunn will conclude his service as co-portfolio manager of Thornburg International Growth Fund (the “Fund”) and all references to Mr. Dunn in the Retail and Retirement SAIs will be deleted.